CERTAIN RISKS AND CONCENTRATION - Schedule of Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.30%	10.90%	7.20%